Document and Entity Information	Jun. 07, 2023
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001856314
Document Type	8-K
Document Period End Date	Jun. 07, 2023
Entity Registrant Name	CLEAR SECURE, INC.
Entity Incorporation State Country Code	DE
Entity File Number	001-40568
Entity Tax Identification Number	86-2643981
Entity Address, Address Line One	85 10th Avenue
Entity Address, Address Line Two	9th Floor
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10011
City Area Code	(646)
Local Phone Number	723-1404
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Class A common stock, par value $0.00001 per share
Trading Symbol	YOU
Security Exchange Name	NYSE
Entity Emerging Growth Company	false